SEGMENT REPORTING (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
SUMMARY OF DETAILED SEGMENT INFORMATION

The detailed segment information of the Company is as follows:

	For the Six months Ended June 30
	2023			2022
	Education	Campus	Total	Education	Campus	Total
Revenues	$8,961,780	$2,833,934	$11,795,714	$3,452,519	$1,890,728	$5,343,247
Depreciation and amortization	$1,178,764	$30,008	$1,208,772	$252,530	$583,227	$835,757
Income/Loss from operations	$(9,417,704)	$254,613	$(9,163,091)	$(2,082,656)	$(889,852)	$(2,972,508)
Net Income/Loss	$(11,013,619)	$238,917	$(10,774,702)	$(2,075,692)	$(1,421,535)	$(3,497,227)
Interest Expense, net	$(1,944,787)	$(54,574)	$(1,999,361)	$(27,534)	$(71,764)	$(99,298)

	For the period ended June 30, 2023			For the Year ended December 31, 2022
	Education	Campus	Total	Education	Campus	Total
Capital Expenditures	$—	$—	$—	$—	$—	$—
Property and equipment, net	$203,934	$—	$203,934	$563,131	$—	$563,131
Total Assets	$72,616,102	$2,785,765	$75,401,867	$88,120,390	$3,139,237	$91,259,627
Total Liabilities	$64,050,409	$5,211,673	$69,262,082	$71,656,141	$5,648,650	$77,304,791

The detailed segment information of the Company is as follows:

	For the Years Ended December 31
	2022			2021
	Education	Campus	Total	Education	Campus	Total
Revenues	$13,555,495	$4,638,121	$18,193,616	$5,192,594	$3,102,210	$8,294,804
Depreciation and amortization(1)(2)	$1,245,215	$1,105,425	$2,350,640	$426,740	$1,148,173	$1,574,913
Loss from operations	$(31,836,870)	$(9,746,037)	$(41,582,907)	$(2,153,975)	$(2,014,509)	$(4,168,484)
Net Loss	$(45,358,626)	$(9,892,921)	$(55,251,547)	$(2,252,795)	$(2,365,255)	$(4,618,050)
Interest Expense, net	$(943,916)	$(368,560)	$(1,312,476)	$(98,819)	$(350,747)	$(449,566)
Capital Expenditures	$—	$—	$—	$—	$—	$—
Property and equipment, net	$563,131	$—	$563,131	$15,442	$6,760,674	$6,776,116
Total Assets	$88,120,390	$3,139,237	$91,259,627	$5,122,967	$12,472,440	$17,595,407
Total Liabilities	$71,656,141	$5,648,650	$77,304,791	$3,589,315	$6,020,096	$9,609,411

(1)	Consists of $577,998 (2021-$426,740) of Education segment depreciation and amortization which is included in cost of revenue and $667,217 (2021-$0) which is included in operating expenses in the accompanying statements of operations

(2)	Consists of $590,228 (2021-$1,109,309) of Campus segment depreciation and amortization which is included in cost of revenue and $515,197 (2021-$38,864) which is included in operating expenses in the accompanying statements of operations

SUMMARY OF REVENUE AND NON-CURRENT ASSETS BY GEOGRAPHIC LOCATION

A summary of non-current assets (other than financial instruments) by geographic location appears below:

	For the Years Ended December 31,
	2022			2021
	Education	Campus	Total	Education	Campus	Total
Europe / Middle East / Africa	$12,792,087	$3,473,507	$16,265,594	$602	$8,476,791	$8,477,393
Asia / Pacific	24,799,301	4,112,755	28,912,056	—	2,120,102	2,120,102
North America / South America	21,831,530	—	21,831,530	501,750	—	501,750
	$59,422,918	$7,586,262	$67,009,180	$502,352	$10,596,893	$11,099,245

A summary of revenue by geographic location appears below:

	For the Years Ended December 31,
	2022			2021
	Education	Campus	Total	Education	Campus	Total
Europe / Middle East / Africa	$3,857,193	$2,403,570	$6,260,763	$1,948,567	$1,554,828	$3,503,395
Asia / Pacific	2,073,866	2,234,551	4,308,417	1,795,863	1,547,382	3,343,245
North America / South America	7,624,436	-	7,624,436	1,448,164	—	1,448,164
	$13,555,495	$4,638,121	$18,193,616	$5,192,594	$3,102,210	$8,294,804